As filed with the Securities and Exchange Commission on March ___, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23011

PENN CAPITAL FUNDS TRUST
 (Exact name of registrant as specified in charter)

Navy Yard Corporate Center
1200 Intrepid Ave., Suite 400
Philadelphia, Pennsylvania 19112
(Address of principal executive offices) (Zip code)

Richard A. Hocker
Navy Yard Corporate Center 1200 Intrepid Ave., Suite 400 Philadelphia, Pennsylvania 19112
(Name and address of agent for service)

With copies to:

Lisa L.B. Matson, Esq.
Navy Yard Corporate Center 1200 Intrepid Ave., Suite 400 Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103
(215) 302-1500
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period: December 31, 2016

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT
DECEMBER 31, 2016

PENN CAPITAL SMALL/MID CAP EQUITY FUND
PENN CAPITAL SMALL CAP EQUITY FUND
PENN CAPITAL OPPORTUNISTIC HIGH YIELD FUND
PENN CAPITAL SENIOR FLOATING RATE INCOME FUND

PENN CAPITAL SMALL/MID CAP EQUITY FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 1, 2015. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2016.

Average Annual Total Returns for the Period Ended December 31, 2016	One Year	Since Inception(1)
Penn Capital Small/Mid Cap Equity Fund
Institutional Class Shares	16.98%	10.01%
Russell 2500™ Index	17.59%	11.74	%(2)

(1)	Inception date is 12/1/15.

(2)	The return shown for the Russell 2500™ Index is from the inception date of the Institutional Class shares.

PENN CAPITAL SMALL CAP EQUITY FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 18, 2015. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2016.

Average Annual Total Returns for the Period Ended December 31, 2016	One Year	Since Inception(1)
Penn Capital Small Cap Equity Fund
Institutional Class Shares	20.60%	20.57%
Russell 2000™ Index	21.31%	20.61	%(2)

(1)	Inception date is 12/18/15.

(2)	The return shown for the Russell 2000™ Index is from the inception date of the Institutional Class shares.

PENN CAPITAL OPPORTUNISTIC HIGH YIELD FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 1, 2015. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2016.

Average Annual Total Returns for the Period Ended December 31, 2016	One Year	Since Inception(1)
Penn Capital Opportunistic High Yield Fund
Institutional Class Shares	15.23%	10.89%
BofA Merrill Lynch High Yield Constrained Index	17.49%	14.46	%(2)

(1)	Inception date is 12/1/15.

(2)	The return shown for the BofA Merrill Lynch High Yied Constrained Index is from the inception date of the Institutional Class shares.

PENN CAPITAL SENIOR FLOATING RATE INCOME FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 1, 2015. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2016.

Average Annual Total Returns for the Period Ended December 31, 2016	One Year	Since Inception(1)
Penn Capital Senior Floating Rate Income Fund
Institutional Class Shares	6.90%	5.56%
Credit Suisse Institutional Leveraged Loan Index	7.65%	7.26	%(2)

(1)	Inception date is 12/1/15.

(2)	The return shown for the Credit Suisse Institutional Leveraged Loan Index is from the inception date of the Institutional Class shares.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2016 TO DECEMBER 31, 2016

Cost in Dollars of a $1,000 Investment in Penn Capital Small/Mid Cap Equity Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2016 to December 31, 2016, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 7/1/16	Ending Account Value (Based on Actual Returns and Expenses) 12/31/16	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/16	Expenses Paid During Period[2]
Institutional Class Shares	$1,000.00	$1,150.40	$5.75	$1,019.86	$5.40

1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2016.

2.
Expenses are equal to the Fund’s annualized expense ratio, net of waivers (1.06% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2016 TO DECEMBER 31, 2016

Cost in Dollars of a $1,000 Investment in Penn Capital Small Cap Equity Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2016 to December 31, 2016, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 7/1/16	Ending Account Value (Based on Actual Returns and Expenses) 12/31/16	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/16	Expenses Paid During Period[2]
Institutional Class Shares	$1,000.00	$1,176.80	$5.98	$1,019.71	$5.55

1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2016.

2.
Expenses are equal to the Fund’s annualized expense ratio, net of waivers (1.09% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2016 TO DECEMBER 31, 2016

Cost in Dollars of a $1,000 Investment in Penn Capital Opportunistic High Yield Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2016 to December 31, 2016, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 7/1/16	Ending Account Value (Based on Actual Returns and Expenses) 12/31/16	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/16	Expenses Paid During Period[2]
Institutional Class Shares	$1,000.00	$1,089.70	$3.79	$1,021.58	$3.67

1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2016.

2.
Expenses are equal to the Fund’s annualized expense ratio, net of waivers (0.72% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2016 TO DECEMBER 31, 2016

Cost in Dollars of a $1,000 Investment in Penn Capital Senior Floating Rate Income Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2016 to December 31, 2016, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2016 to December 31, 2016.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 7/1/16	Ending Account Value (Based on Actual Returns and Expenses) 12/31/16	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/16	Expenses Paid During Period[2]
Institutional Class Shares	$1,000.00	$1,039.70	$3.80	$1,021.48	$3.77

1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2016.

2.
Expenses are equal to the Fund’s annualized expense ratio, net of waivers (0.74% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL SMALL/MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
Common Stocks: 94.4%
Air Freight & Logistics: 1.6%
XPO Logistics, Inc.(a)	3,794	$163,749
Airlines: 1.5%
Spirit Airlines, Inc.(a)	2,610	151,015
Banks: 9.3%
BankUnited, Inc.	4,749	178,990
BNC Bancorp	7,070	225,533
BOK Financial Corp.	929	77,144
Chemical Financial Corp.	2,429	131,579
PacWest Bancorp	3,132	170,506
Western Alliance Bancorp(a)	3,510	170,972
		954,724
Building Products: 1.3%
A. O. Smith Water Products Co.	2,802	132,675
Capital Markets: 1.7%
Affiliated Managers Group, Inc.(a)	1,199	174,215
Chemicals: 1.0%
Valvoline, Inc.	4,910	105,565
Commercial Services & Supplies: 1.6%
Mobile Mini, Inc.	5,282	159,781
Communications Equipment: 1.0%
CommScope Holding Co, Inc.(a)	2,798	104,086
Construction Materials: 3.3%
Headwaters, Inc.(a)	5,209	122,516
Summit Materials, Inc.(a)	9,054	215,403
		337,919
Consumer Finance: 2.0%
Sallie Mae Corp.(a)	18,998	209,358
Containers & Packaging: 1.6%
Berry Plastics Group, Inc.(a)	3,426	166,949
Diversified Financial Services: 1.3%
FNF Group	3,944	133,938
Diversified Telecommunication Services: 1.7%
8x8, Inc.(a)	11,996	171,543
Electronic Equipment, Instruments & Components: 1.6%
Mercury Systems, Inc.(a)	5,356	161,858
Energy Equipment & Services: 3.6%
Superior Energy Services, Inc.	10,739	181,274
U.S. Silica Holdings, Inc.	3,231	183,133
		364,407
Health Care Equipment & Supplies: 1.5%
NuVasive, Inc.(a)	2,261	152,301
Health Care Providers & Services: 2.3%
Acadia Healthcare Co., Inc.(a)	3,522	116,578
WellCare Health Plans, Inc.(a)	888	121,727
		238,305

	Shares	Value
Hotels, Restaurants & Leisure: 7.6%
Boyd Gaming Corp.(a)	4,252	$85,763
Fiesta Restaurant Group, Inc.(a)	4,490	134,026
Jack In The Box, Inc.	1,170	130,619
La Quinta Holdings, Inc.(a)	7,656	108,792
Red Rock Resorts, Inc.	7,482	173,508
SeaWorld Entertainment, Inc.	7,555	143,016
		775,724
Household Durables: 3.3%
CalAtlantic Group, Inc.	5,346	181,818
TopBuild Corp.(a)	4,412	157,067
		338,885
Industrial Conglomerates: 1.0%
Carlisle Companies, Inc.	932	102,790
Insurance: 1.3%
Arch Capital Group Ltd.(a)	1,576	135,993
Internet Software & Services: 3.3%
GoDaddy, Inc.(a)	4,811	168,144
Match Group, Inc.(a)	9,878	168,914
		337,058
Leisure Products: 1.3%
Brunswick Corp.	2,518	137,332
Life Sciences Tools & Services: 1.4%
ICON plc(a)	1,906	143,331
Machinery: 1.9%
Oshkosh Corp.	2,985	192,861
Media: 7.3%
E. W. Scripps Co.(a)	8,309	160,613
Gray Television, Inc.(a)	11,201	121,531
Lions Gate Entertainment Corp.(a)	4,556	117,180
Live Nation Entertainment, Inc.(a)	4,510	119,966
Media General, Inc.(a)	2,576	48,506
Nexstar Broadcasting Group, Inc.	2,893	183,127
		750,923
Multiline Retail: 1.5%
Burlington Stores, Inc.(a)	1,851	156,872
Oil, Gas & Consumable Fuels: 7.4%
Carrizo Oil & Gas, Inc.(a)	4,393	164,079
Gulfport Energy Corp.(a)	5,247	113,545
Newfield Exploration Co.(a)	3,055	123,727
Oasis Petroleum, Inc.(a)	3,305	50,038
Rice Energy, Inc.(a)	7,061	150,752
WPX Energy, Inc.(a)	10,439	152,096
		754,237
Pharmaceuticals: 2.6%
Akorn, Inc.(a)	5,303	115,765
Depomed, Inc.(a)	8,168	147,187
		262,952

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL SMALL/MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
Professional Services: 1.5%
TransUnion(a)	5,093	$157,526
Road & Rail: 1.5%
Genesee & Wyoming, Inc.(a)	2,255	156,520
Semiconductors & Semiconductor Equipment: 3.7%
Cavium, Inc.(a)	2,493	155,663
Tessera Holding Corp.	5,177	228,823
		384,486
Software: 3.7%
Ellie Mae, Inc.(a)	1,561	130,625
NICE Systems Ltd.	1,732	119,092
Tyler Technologies, Inc.(a)	927	132,348
		382,065
Specialty Retail: 1.5%
Select Comfort Corp.(a)	6,907	156,236
TravelCenters of America(a)	1	4
		156,240
Trading Companies & Distributors: 4.7%
HD Supply Holdings, Inc.(a)	4,219	179,350
United Rentals, Inc.(a)	1,783	188,249
WESCO International, Inc.(a)	1,652	109,940
		477,539
Total Common Stocks (cost $8,527,341)		9,685,722

Real Estate Investment Trusts (REITs): 5.0%
The GEO Group, Inc.	3,898	140,055
FelCor Lodging Trust, Inc.	17,441	139,703
Gaming & Leisure Properties, Inc.	3,736	114,396
MGM Growth Properties LLC	4,755	120,349
Total REITs (cost $492,781)		514,503

Short-Term Investments: 1.3%
Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.39%(b)	129,878	129,878
Total Short-Term Investments (cost $129,878)		129,878

Total Investments - 100.7% (cost $9,150,000)		10,330,103
Liabilities in Excess of Other Assets (0.7)%		(66,625)
Net Assets: 100.0%		$10,263,478

(a)	No distribution or dividend was made during the period ending December 31, 2016. As such, it is classified as a non-income producing security as of December 31, 2016.

(b)	Rate reported is the current yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:
Cost of investments	$9,150,000
Gross unrealized appreciation	1,518,449
Gross unrealized depreciation	(338,346)
Net unrealized appreciation	$1,180,103

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Country Exposure (as a percentage of total investments)
United States	95.01%
Israel	1.39%
Bermuda	1.32%
Ireland	1.15%
Canada	1.13%

Sector Allocation (as a percentage of total investments) (Unaudited)

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
Common Stocks: 87.5%
Banks: 11.3%
Capital Bank Financial Corp.	8,244	$323,577
Chemical Financial Corp.	3,848	208,446
FCB Financial Holdings, Inc.(a)	3,862	184,218
Pinnacle Financial Partners, Inc.	3,161	219,057
Texas Capital Bancshares, Inc.(a)	3,436	269,383
Webster Financial Corp.	4,137	224,556
Western Alliance Bancorp(a)	4,672	227,573
		1,656,810
Capital Markets: 2.9%
Evercore Partners, Inc.	1,769	121,530
KCG Holdings, Inc.(a)	11,116	147,287
OM Asset Management plc	10,607	153,802
		422,619
Chemicals: 1.5%
Huntsman Corp.	11,532	220,031
Commercial Services & Supplies: 1.2%
Mobile Mini, Inc.	5,919	179,050
Communications Equipment: 0.7%
ShoreTel, Inc.(a)	14,112	100,901
Construction & Engineering: 1.0%
Tutor Perini Corp.(a)	5,401	151,228
Construction Materials: 2.4%
Summit Materials, Inc.(a)	9,051	215,324
US Concrete, Inc.(a)	2,194	143,707
		359,031
Diversified Telecommunication Services: 0.8%
8x8, Inc.(a)	7,681	109,838
Electronic Equipment, Instruments & Components: 1.2%
Mercury Systems, Inc.(a)	5,899	178,268
Energy Equipment & Services: 4.0%
Fairmount Santrol Holdings, Inc.(a)	15,453	182,191
Superior Energy Services, Inc.	12,386	209,075
U.S. Silica Holdings, Inc.	3,485	197,530
		588,796
Health Care Equipment & Supplies: 2.7%
Natus Medical, Inc.(a)	1,529	53,209
NuVasive, Inc.(a)	2,612	175,944
Wright Medical Group NV(a)	6,960	159,941
		389,094
Health Care Providers & Services: 1.4%
Acadia Healthcare Co., Inc.(a)	2,842	94,070
WellCare Health Plans, Inc.(a)	782	107,197
		201,267

	Shares	Value
Hotels, Restaurants & Leisure: 8.5%
Belmond Ltd.(a)	11,478	$153,231
Fiesta Restaurant Group, Inc.(a)	3,796	113,311
Jack In The Box, Inc.	758	84,623
Penn National Gaming, Inc.(a)	10,065	138,796
Pinnacle Entertainment, Inc.(a)	12,777	185,267
Red Rock Resorts, Inc.	8,645	200,478
Scientific Games Corp.(a)	11,319	158,466
SeaWorld Entertainment, Inc.	11,051	209,195
		1,243,367
Household Durables: 1.2%
TopBuild Corp.(a)	5,159	183,660
Independent Power and Renewable Electricity Producers: 1.2%
Dynegy, Inc.(a)	20,886	176,696
Internet Software & Services: 1.3%
Gogo, Inc.(a)	9,913	91,398
Hortonworks, Inc.(a)	12,968	107,764
		199,162
IT Services: 0.8%
Interxion Holding NV(a)	3,459	121,307
Life Sciences Tools & Services: 2.4%
Cambrex Corp.(a)	3,895	210,135
ICON plc(a)	1,914	143,933
		354,068
Machinery: 5.0%
Atkore International Group, Inc.(a)	8,550	204,431
Harsco Corp.	18,314	249,070
Rexnord Corp.(a)	5,683	111,330
SPX FLOW, Inc.(a)	5,324	170,687
		735,518
Media: 7.9%
E. W. Scripps Co.(a)	12,209	236,000
Gray Television, Inc.(a)	24,803	269,113
IMAX Corp.(a)	3,416	107,262
Media General, Inc.(a)	1,867	35,156
Nexstar Broadcasting Group, Inc.	4,140	262,062
Sinclair Broadcast Group, Inc.	6,146	204,969
Townsquare Media, Inc.(a)	5,101	53,101
		1,167,663
Oil, Gas & Consumable Fuels: 8.4%
Arch Coal, Inc.(a)	2,118	165,310
Callon Petroleum Co.(a)	6,412	98,552
Carrizo Oil & Gas, Inc.(a)	3,930	146,786
Extraction Oil & Gas, Inc.(a)	3,180	63,727
Oasis Petroleum, Inc.(a)	12,641	191,385
Rice Energy, Inc.(a)	9,075	193,751

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
Sanchez Energy Corp.(a)	13,572	$122,555
WildHorse Resource Development Corp.(a)	3,387	49,450
WPX Energy, Inc.(a)	13,665	199,099
		1,230,615
Pharmaceuticals: 2.0%
Akorn, Inc.(a)	6,472	141,284
Depomed, Inc.(a)	8,451	152,287
		293,571
Road & Rail: 2.8%
Genesee & Wyoming, Inc.(a)	2,528	175,469
Swift Transportation Co.(a)	9,381	228,521
		403,990
Semiconductors & Semiconductor Equipment: 4.4%
Cavium, Inc.(a)	2,879	179,765
Semtech Corp.(a)	6,301	198,796
Tessera Holding Corp.	6,109	270,018
		648,579
Software: 4.1%
Callidus Software, Inc.(a)	8,200	137,760
Ellie Mae, Inc.(a)	1,451	121,420
Model N, Inc.(a)	7,272	64,357
NICE Systems Ltd.	2,662	183,039
Tyler Technologies, Inc.(a)	680	97,084
		603,660
Specialty Retail: 1.7%
Five Below, Inc.(a)	3,825	152,847
Select Comfort Corp.(a)	4,409	99,732
		252,579
Textiles, Apparel & Luxury Goods: 1.3%
G-III Apparel Group Ltd.(a)	6,584	194,623
Thrifts & Mortgage Finance: 1.5%
WSFS Financial Corp.	4,715	218,540
Trading Companies & Distributors: 1.9%
Beacon Roofing Supply, Inc.(a)	3,378	155,624
DXP Enterprises, Inc.(a)	3,458	120,131
		275,755
Total Common Stocks (cost $11,571,633)		12,860,286

Real Estate Investment Trusts (REITs): 1.1%
FelCor Lodging Trust, Inc.	20,100	161,001
Total REITs (cost $154,896)		161,001

Short-Term Investments: 3.4%
Invesco Short-Term Investments Trust Treasury
Portfolio Institutional Class, 0.39%(b)	505,227	505,227
Total Short-Term Investments (cost $505,227)		505,227

	Shares	Value
Total Investments - 92.0%
(cost $12,231,756)		$13,526,514
Other Assets and Liabilities 8.0%		1,172,023
Net Assets: 100.0%		$14,698,537

(a)	No distribution or dividend was made during the period ending December 31, 2016. As such, it is classified as a non-income producing security as of December 31, 2016.

(b)	Rate reported is the current yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$12,231,756
Gross unrealized appreciation	1,543,832
Gross unrealized depreciation	(249,074)
Net unrealized appreciation	$1,294,758

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Country Exposure (as a percentage of total investments)
United States	92.44%
Netherlands	2.08%
Israel	1.35%
United Kingdom	1.14%
Bermuda	1.13%
Ireland	1.07%
Canada	0.79%

Sector Allocation (as a percentage of total investments) (Unaudited)

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL OPPORTUNISTIC HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

	Principal	Value
Corporate Bonds: 94.9%
Agriculture: 0.8%
Simmons Foods, Inc., 7.875%, 10/1/21(a)	70,000	$72,100
Airline Companies: 1.0%
Air Canada, 7.750%, 4/15/21(a)	50,000	55,875
American Airlines Group, Inc., 4.625%, 3/1/20(a)	30,000	30,375
		86,250
Automotive: 0.6%
Navistar International Corp., 8.250%, 11/1/21	50,000	50,500
Banking: 1.7%
Ally Financial, Inc., 8.000%, 11/1/31	25,000	28,998
Ally Financial, Inc., 5.750%, 11/20/25	65,000	64,837
Ally Financial, Inc., 5.125%, 9/30/24	50,000	50,875
		144,710
Beverage: 0.5%
Cott Beverages, Inc., 5.375%, 7/1/22	45,000	45,787
Building & Construction: 1.4%
Ashton Woods LLC, 6.875%, 2/15/21(a)	40,000	38,500
Beazer Homes USA, Inc., 8.750%, 3/15/22(a)	20,000	21,600
William Lyon Homes, Inc., 8.500%, 11/15/20	60,000	62,700
		122,800
Building Materials: 1.1%
Griffon Corp., 5.250%, 3/1/22	55,000	55,729
US Concrete, Inc., 6.375%, 6/1/24	40,000	42,300
		98,029
Chemical Companies: 0.6%
Blue Cube Spinco, Inc., 9.750%, 10/15/23	20,000	23,800
Platform Specialty Products, 6.500%, 2/1/22(a)	25,000	25,187
		48,987
Computer Hardware: 6.9%
Dell, Inc., 7.125%, 6/15/24(a)	10,000	11,097
Dell, Inc., 8.100%, 7/15/36(a)	125,000	148,506
Dell, Inc., 6.020%, 6/15/26(a)	10,000	10,819
Micron Technology, Inc., 5.625%, 1/15/26(a)	30,000	29,737
Micron Technology, Inc., 5.250%, 8/1/23(a)	45,000	45,169
Micron Technology, Inc., 5.875%, 2/15/22	15,000	15,637
Qorvo, Inc., 6.750%, 12/1/23	40,000	44,000
Seagate HDD Cayman, 4.875%, 6/1/27	35,000	31,498
Seagate HDD Cayman, 5.750%, 12/1/34	50,000	42,625
Western Digital Corp., 10.500%, 4/1/24(a)	185,000	218,763
		597,851
Consumer - Products: 0.5%
Radio Systems Corp., 8.375%, 11/1/19(a)(d)	45,000	46,913
Consumer/Commercial/Lease Financing: 1.3%
Aircastle Ltd., 7.625%, 4/15/20	25,000	28,313
International Lease Financial Corp., 8.625%, 1/15/22	35,000	42,044
Navient Corp., 5.875%, 10/25/24	45,000	42,750
		113,107

	Principal	Value
Diversified Capital Goods: 1.2%
Anixter International, Inc., 5.125%, 10/1/21	50,000	$52,000
Gardner Denver, Inc., 6.875%, 8/15/21(a)	55,000	54,725
		106,725
Electric - Generation: 4.1%
Calpine Corp., 5.750%, 1/15/25	20,000	19,300
Calpine Corp., 5.375%, 1/15/23	65,000	63,537
Dynegy, Inc., 7.375%, 11/1/22	85,000	81,175
Dynegy, Inc., 6.750%, 11/1/19	45,000	45,788
NRG Energy, Inc., 6.625%, 1/15/27(a)	40,000	37,800
NRG Energy, Inc., 6.625%, 3/15/23	110,000	110,275
		357,875
Electrical Equipment: 0.3%
Cortes NP Acquisition Corp., 9.250%, 10/15/24(a)	25,000	26,500
Energy - Exploration & Production: 9.3%
Antero Resources Corp., 5.125%, 12/1/22	30,000	30,300
Approach Resources, Inc., 7.000%, 6/15/21(d)	75,000	67,500
Bill Barrett Corp., 7.000%, 10/15/22	65,000	62,075
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	40,000	41,400
Chesapeake Energy Corp., 6.625%, 8/15/20	45,000	45,450
Comstock Resources, Inc., 10.000%, 3/15/20(f)	85,000	87,125
Continental Resources, Inc., 5.000%, 9/15/22	20,000	20,188
Everest Acquisition LLC, 9.375%, 5/1/20	25,000	23,047
Everest Acquisition LLC, 6.375%, 6/15/23	25,000	19,750
Freeport-McMoRan, Inc., 6.125%, 6/15/19	20,000	20,450
Gastar Exploration, Inc., 8.625%, 5/15/18	85,000	83,300
Gulfport Energy Corp., 6.625%, 5/1/23	15,000	15,675
Halcon Resources Corp., 8.625%, 2/1/20(a)	35,000	36,400
Jones Energy Holdings LLC, 6.750%, 4/1/22	50,000	47,625
Oasis Petroleum, Inc., 6.875%, 3/15/22	15,000	15,375
PetroQuest Energy, Inc., 10.000%, 2/15/21(a)(d)	55,000	38,500
Resolute Energy Corp., 8.500%, 5/1/20	45,000	45,787
Sanchez Energy Corp., 6.125%, 1/15/23	50,000	47,500
Unit Corp., 6.625%, 5/15/21	55,000	53,350
		800,797

Entertainment: 0.3%
Viking Cruises Ltd., 8.500%, 10/15/22(a)	25,000	25,938
Food - Wholesale: 1.2%
JBS USA, Inc., 5.750%, 6/15/25(a)	35,000	35,438
JBS USA, Inc., 5.875%, 7/15/24(a)	65,000	67,112
		102,550
Gaming: 3.5%
Caesars Entertainment Resort Properties LLC, 11.000%, 10/1/21	35,000	38,237
Chester Downs & Marina LLC, 9.250%, 2/1/20(a)	25,000	24,000
Jack Ohio Finance LLC, 10.250%, 11/15/22	30,000	30,525
MGM Growth Properties Operating Partnership, L.P., 5.625%, 5/1/24(a)	40,000	41,900

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL OPPORTUNISTIC HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

	Principal	Value
MGM Resorts International, 4.625%, 9/1/26	25,000	$24,063
MGM Resorts International, 7.750%, 3/15/22	55,000	63,250
Scientific Games International, Inc., 6.625%, 5/15/21(d)	45,000	38,025
Scientific Games International, Inc., 6.250%, 9/1/20(d)	55,000	46,750
		306,750
Gas Distribution: 7.4%
Blue Racer Midstream, 6.125%, 11/15/22(a)	45,000	45,000
DCP Midstream Partners, L.P., 4.950%, 4/1/22	33,000	33,825
DCP Midstream Partners, L.P., 3.875%, 3/15/23(d)	35,000	33,666
DCP Midstream Partners, L.P., 9.750%, 3/15/19(a)	25,000	28,000
DCP Midstream Partners, L.P., 5.850%, 5/21/43(a)	80,000	68,000
MPLX, L.P., 4.500%, 7/15/23	55,000	55,803
NGL Energy Partners, L.P., 5.125%, 7/15/19	25,000	24,812
NGL Energy Partners, L.P., 6.875%, 10/15/21	10,000	10,225
NGPL PipeCo LLC, 7.768%, 12/15/37(a)	25,000	26,500
Rockies Express Pipeline, 6.875%, 4/15/40(a)(d)	45,000	44,775
Rockies Express Pipeline, 5.625%, 4/15/20(a)	25,000	26,313
Sabine Pass Liquefaction LLC, 5.000%, 3/15/27(a)	30,000	30,263
Sabine Pass Liquefaction LLC, 6.250%, 3/15/22	100,000	109,500
Sunoco, L.P., 6.375%, 4/1/23	20,000	20,250
Sunoco, L.P., 5.500%, 8/1/20	35,000	35,700
Targa Resources Partners, L.P., 5.250%, 5/1/23	30,000	30,300
Williams Partners, L.P., 5.100%, 9/15/45	15,000	14,231
		637,163
Health Services: 3.2%
Acadia Healthcare Company, Inc., 6.125%, 3/15/21	35,000	36,094
AmSurg Corp., 5.625%, 7/15/22	30,000	30,930
Centene Corp., 6.125%, 2/15/24	30,000	31,612
HealthSouth Corp., 5.750%, 9/15/25	45,000	44,775
One Call Care Management, 8.875%, 12/15/21(a)	60,000	51,300
Select Medical Corp., 6.375%, 6/1/21	85,000	85,000
		279,711
Hospitals: 1.2%
HCA Holdings, Inc., 7.500%, 2/15/22	25,000	28,375
HCA Holdings, Inc., 5.250%, 6/15/26	15,000	15,506
HCA Holdings, Inc., 5.375%, 2/1/25	20,000	20,050
Tenet Healthcare Corp., 8.125%, 4/1/22	45,000	42,458
		106,389
Hotels: 0.7%
FelCor Lodging Partnership Ltd., 5.625%, 3/1/23	60,000	61,200

Investments & Miscellaneous Financial Services: 2.8%
Cardtronics, Inc., 5.125%, 8/1/22	35,000	35,262
First Data Corp., 5.750%, 1/15/24(a)	50,000	51,594

	Principal	Value
First Data Corp., 5.000%, 1/15/24(a)	30,000	$30,160
First Data Corp., 7.000%, 12/1/23(a)	75,000	79,875
Icahn Enterprises, L.P., 5.875%, 2/1/22	45,000	44,663
		241,554
Machinery Companies: 0.5%
Zekelman Industries, Inc., 9.875%, 6/15/23(a)	40,000	44,800
Media - Broadcast: 4.3%
Ensco PLC, 5.750%, 10/1/44	30,000	21,750
Gray Television, Inc., 5.875%, 7/15/26(a)	25,000	24,812
Gray Television, Inc., 5.125%, 10/15/24(a)	10,000	9,675
iHeartCommunications, Inc., 9.000%, 12/15/19	80,000	65,400
iHeartCommunications, Inc., 10.000%, 1/15/18	65,000	48,425
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	30,000	31,050
Radio One, Inc., 7.375%, 4/15/22(a)	45,000	44,550
Radio One, Inc., 9.250%, 2/15/20(a)(d)	90,000	81,675
Sinclair Broadcast Group, Inc., 5.625%, 8/1/24(a)	45,000	46,013
		373,350
Media - Cable: 3.3%
Cablevision Systems Corp., 5.875%, 9/15/22	90,000	87,750
CSC Holdings, Inc., 6.750%, 11/15/21	45,000	48,375
CSC Holdings, Inc., 5.250%, 6/1/24	15,000	14,662
Dish Network Corp., 7.750%, 7/1/26	20,000	22,550
Dish Network Corp., 6.750%, 6/1/21	40,000	43,400
Midcontinent Communications, 6.250%, 8/1/21(a)	65,000	68,088
		284,825
Media - Services: 0.7%
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	50,000	48,394
Lamar Media Corp., 5.750%, 2/1/26	10,000	10,525
		58,919
Metals/Mining Excluding Steel: 4.8%
Cliffs Natural Resources, Inc., 7.750%, 3/31/20(a)	20,000	20,550
Cloud Peak Energy Resources LLC, 12.000%, 11/1/21	25,000	26,000
FMG Resources, 9.750%, 3/1/22(a)	50,000	58,003
Freeport-McMoRan, Inc., 3.100%, 3/15/20	45,000	43,875
Freeport-McMoRan, Inc., 5.450%, 3/15/43	25,000	20,688
Peabody Energy Corp., 10.000%, 3/15/22(a)(e)	95,000	84,550
Peabody Energy Corp., 6.000%, 11/15/18(e)	45,000	27,563
Teck Resources Ltd, 5.200%, 3/1/42	50,000	44,000
Teck Resources Ltd., 6.250%, 7/15/41	35,000	33,729
Teck Resources Ltd., 3.750%, 2/1/23	35,000	33,075
Teck Resources Ltd., 4.500%, 1/15/21	20,000	20,100
		412,133
Multi-Line Insurance: 0.4%
Hub International Ltd., 7.875%, 10/1/21(a)	35,000	36,974
Non-Food & Drug Retailers: 1.3%
JC Penney, Inc., 8.125%, 10/1/19	45,000	48,600

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL OPPORTUNISTIC HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

	Principal	Value
Men’s Wearhouse, 7.000%, 7/1/22	20,000	$19,600
PetSmart, Inc., 7.125%, 3/15/23(a)	45,000	45,900
		114,100
Oil Field Equipment & Services: 3.6%
Access Midstream Partners, L.P., 4.875%, 3/15/24	25,000	25,224
CSI Compressco, L.P., 7.250%, 8/15/22	45,000	42,525
Hornbeck Offshore Services, Inc., 5.000%, 3/1/21	30,000	20,100
Noble Holding International Ltd, 6.050%, 3/1/41	30,000	20,700
Noble Holding International Ltd, 4.625%, 3/1/21	4,000	3,840
Pioneer Energy Services Corp., 6.125%, 3/15/22(d)	60,000	55,200
SESI LLC, 7.125%, 12/15/21	25,000	25,437
Transocean, Inc., 9.000%, 7/15/23(a)	20,000	20,500
Transocean, Inc., 8.125%, 12/15/21	20,000	20,000
Transocean, Inc., 6.800%, 3/15/38	55,000	42,625
Trinidad Drilling Ltd., 7.875%, 1/15/19(a)	35,000	34,913
		311,064
Oil Refining & Marketing: 0.5%
PBF Energy, 7.000%, 11/15/23	40,000	39,800
Pharmaceuticals & Devices: 3.6%
Endo Finance, 5.370%, 1/15/23(a)	70,000	59,500
Jaguar Holding Co., 6.375%, 8/1/23(a)	55,000	58,850
Kinetic Concepts, Inc., 9.625%, 10/1/21(a)	35,000	37,012
Mallinckrodt International Finance SA, 4.750%, 4/15/23	35,000	30,450
Valeant Pharmaceuticals, Inc., 5.875%, 5/15/23(a)	15,000	11,325
Valeant Pharmaceuticals, Inc., 5.625%, 12/1/21(a)	30,000	23,250
Valeant Pharmaceuticals, Inc., 6.375%, 10/15/20(a)	65,000	55,839
Valeant Pharmaceuticals, Inc., 5.375%, 3/15/20(a)	45,000	38,025
		314,251
Printing & Publishing: 0.8%
Lee Enterprises, Inc., 9.500%, 3/15/22(a)	45,000	47,700
Time, Inc., 5.750%, 4/15/22(a)	20,000	20,700
		68,400
Railroads: 0.7%
Watco Companies, 6.375%, 4/1/23(a)	60,000	62,100
Real Estate Development & Management: 0.6%
Realogy Group, 5.250%, 12/1/21(a)	50,000	51,250
Restaurants: 0.9%
Landry’s, Inc., 6.750%, 10/15/24(a)	35,000	35,525
P.F. Chang’s China Bistro, 10.250%, 6/30/20(a)(d)	40,000	39,100
		74,625

	Principal	Value
Software/Services: 0.4%
Nuance Communications, Inc., 5.375%, 8/15/20(a)	30,000	$30,862
Steel Producers/Products: 0.7%
United States Steel Corp., 7.500%, 3/15/22	20,000	20,650
United States Steel Corp., 7.375%, 4/1/20	35,000	37,538
		58,188
Support - Services: 1.8%
ADT Corp., 4.875%, 7/15/32(a)	50,000	41,000
ADT Corp., 6.250%, 10/15/21	20,000	21,700
ADT Corp., 3.500%, 7/15/22	10,000	9,525
GEO Group, Inc., 5.875%, 10/15/24	20,000	19,725
Herc Rentals, Inc., 7.500%, 6/1/22(a)	25,000	26,344
West Corp., 5.375%, 7/15/22(a)	40,000	38,650
		156,944
Telecom - Integrated/Services: 8.8%
CenturyLink, Inc., 5.625%, 4/1/20	25,000	26,437
CenturyLink, Inc., 6.450%, 6/15/21	5,000	5,262
CenturyLink, Inc., 7.600%, 9/15/39	25,000	21,812
Cincinnati Bell, Inc., 7.000%, 7/15/24(a)	25,000	26,437
Cogent Communications Finance, Inc., 5.625%, 4/15/21(a)	50,000	50,500
Communications Sales & Leasing, Inc., 7.125%, 12/15/24(a)	35,000	35,350
CyrusOne, L.P., 6.375%, 11/15/22	30,000	31,575
EarthLink, Inc., 7.375%, 6/1/20	60,000	63,300
Frontier Communications Corp., 8.875%, 9/15/20	30,000	31,950
Frontier Communications Corp., 11.000%, 9/15/25	50,000	51,625
Frontier Communications Corp., 7.625%, 4/15/24	55,000	49,225
Frontier Communications Corp., 6.875%, 1/15/25	55,000	46,613
Gogo, Inc., 12.500%, 7/1/22(a)	50,000	54,250
Intelsat Connect Finance SA, 12.500%, 4/1/22	8,000	4,920
Intelsat Jackson Holdings SA, 7.250%, 4/1/19	80,000	67,200
Intelsat Luxembourg SA, 7.750%, 6/1/21	85,000	27,838
Level 3 Financing, Inc., 5.125%, 5/1/23	20,000	20,075
WaveDivision Escrow, 8.125%, 9/1/20(a)(d)	50,000	52,000
Windstream Corp., 7.750%, 10/1/21	60,000	61,680
Windstream Corp., 7.750%, 10/15/20	30,000	30,840
		758,889
Telecom - Wireless: 3.5%
GTT Escrow Corp., 7.875%, 12/31/24(a)	35,000	36,662
Sprint Capital Corp., 6.875%, 11/15/28	25,000	24,687
Sprint Corp., 7.250%, 9/15/21	115,000	122,188
Sprint Corp., 7.875%, 9/15/23	40,000	42,700
Sprint Nextel Corp., 7.000%, 3/1/20(a)	15,000	16,275
Sprint Nextel Corp., 7.000%, 8/15/20	30,000	31,803

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL OPPORTUNISTIC HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

	Principal	Value
Telesat Canada, 8.875%, 11/15/24(a)	25,000	$26,063
		300,378
Telecommunications Equipment: 0.3%
CommScope, Inc., 5.500%, 6/15/24(a)	25,000	25,875
Transportation Excluding Air/Rail: 1.8%
Con-Way, Inc., 7.250%, 1/15/18	50,000	51,350
Deck Chassis Acquisition, Inc., 10.000%, 6/15/23(a)	30,000	30,975
Eletson Holdings, Inc., 9.625%, 1/15/22(a)(d)	50,000	36,500
OPE KAG Finance Sub, Inc., 7.875%, 7/31/23(a)	40,000	40,400
		159,225
Total Corporate Bonds (cost $7,755,448)		8,217,138
Convertible Bonds: 0.9%
Automotive: 0.3%
Navistar International Corp., 4.750%, 4/15/19	25,000	24,687
Energy - Exploration & Production: 0.3%
Comstock Resources, Inc., 7.750%, 4/1/19	25,000	21,750
Metals/Mining Excluding Steel: 0.1%
Peabody Energy Corp., 4.750%, 12/15/66(e)	35,000	5,863
Oil Field Equipment & Services: 0.1%
Hornbeck Offshore Services, Inc., 1.500%, 9/1/19	15,000	10,641
Support - Services: 0.1%
Gogo, Inc., 3.750%, 3/1/20	15,000	11,278
Total Convertible Bonds (cost $70,802)		74,219

	Shares	Value
Common Stocks: 0.0%
Energy - Exploration & Production: 0.0%
PetroQuest Energy, Inc.(d)(g)	794	$2,628
Southwestern Energy Co.(c)	80	866
		3,494
Media - Cable: 0.0%
ACC Claims Holdings LLC	11,610	43
Total Common Stocks (cost $1,252)		3,537
Convertible Preferred Stocks: 0.3%
Energy - Exploration & Production: 0.3%
Southwestern Energy Co.	1,000	25,470
Total Convertible Preferred Stocks (cost $33,470)		25,470
Preferred Stocks: 0.0%
Spanish Broadcasting Systems, Inc.(c)(d)	1	38
Total Preferred Stocks (cost $613)		38
Warrants: 0.0%
Comstock Resources, Inc.(c)	138	1,358
Total Warrants (cost $0)		1,358
Short-Term Investments: 2.5%
Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.39%(b)	220,807	$220,807
Total Short-Term Investments (cost $220,807)		220,807
Total Investments - 98.6% (cost $8,082,392)		8,542,567
Other Assets and Liabilities 1.4%		121,045
Net Assets: 100.0%		$8,663,612

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2016, the value of these investments was $3,354,056, or 38.7% of total net assets.

(b)	Rate reported is the current yield as of December 31, 2016.

(c)	No distribution or dividend was made during the period ending December 31, 2016. As such, it is classified as a non-income producing security as of December 31, 2016.

(d)	Securities considered illiquid. As of December 31, 2016, the value of these investments was $583,270 or 6.73% of total net assets.

(e)	Non-income producing. Item identified as in default as to payment of interest.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash.

(g)	Restricted security as to resale, excluding 144A securities. As of December 31, 2016, the Fund held a restricted security with a current value of $2,628, or 0.03% of its total net assets.

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL OPPORTUNISTIC HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$8,082,392
Gross unrealized appreciation	522,794
Gross unrealized depreciation	(62,619)
Net unrealized appreciation	$460,175

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Country Exposure (as a percentage of total investments)
United States	93.86%
Canada	2.90%
Luxembourg	1.17%
Australia	0.68%
Britain	0.62%
Greece	0.43%
Bermuda	0.30%
Cayman Islands	0.04%

Sector Allocation (as a percentage of total investments) (Unaudited)

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL SENIOR FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

	Principal	Value
Bank Loans: 80.6%(a)
Airline Companies: 1.6%
American Airlines, 3.250%, 12/9/23	247,449	$248,624
American Airlines, 3.261%, 4/28/23	100,000	100,479
		349,103
Auto Parts & Equipment: 2.2%
Key Safety Systems, 5.500%, 8/29/21	235,287	237,523
TI Group Automotive Systems, 4.500%, 6/30/22	246,875	249,499
		487,022
Automotive: 2.3%
Navistar, Inc., 6.500%, 8/17/17	249,370	252,238
Winnebago Industries, Inc., 5.500%, 11/3/23	250,000	251,875
		504,113
Building Materials: 3.5%
HD Supply, Inc., 3.588%, 8/13/21	246,881	247,963
Jeld -Wen, Inc., 4.750%, 7/1/22	250,000	252,812
Quikrete Holdings, Inc., 4.000%, 11/3/23	250,000	252,293
		753,068
Chemical Companies: 0.9%
Huntsman International, 3.580%, 4/19/19	197,632	198,312
Communications Equipment: 2.3%
GTT Communications, Inc., 5.750%, 10/22/22	248,121	249,982
Polycom, Inc., 7.500%, 9/27/23	241,771	242,677
		492,659
Computer Hardware: 2.7%
Avago Technologies, 3.524%, 2/1/23	336,514	341,141
Dell Software Group, 7.000%, 9/27/22	250,000	252,970
		594,111
Computers & Peripherals: 1.9%
Western Digital Corp., 4.520%, 4/28/23	398,000	. 404,093
Diversified Capital Goods: 1.2%
Harsco Corp., 6.000%, 10/27/23	250,000	254,688
Diversified Telecommunication Services: 1.2%
Consolidated Communications, Inc., 4.000%, 10/5/23	250,000	251,295
Electric - Generation: 2.3%
Calpine Corp., 3.750%, 1/15/23	245,000	246,362
Lightsone Generation LLC, 6.500%, 1/31/24	250,000	252,813
		499,175
Electronics: 1.2%
Micron Technology, Inc., 8.500%, 4/11/22	248,750	252,295
Energy - Other: 0.9%
Western Refining, Inc., 5.500%, 6/30/23	186,250	187,181
Entertainment: 1.1%
Life Time Fitness, 4.250%, 6/10/22	247,487	248,841
Environmental & Waste: 1.1%
USAGM HoldCo LLC, 5.500%, 7/28/22	249,426	251,142
		251,142

	Principal	Value
Food & Drug Retailers: 2.3%
Albertsons, 4.000%, 12/21/22	248,752	251,861
Save-A-Lot, 7.000%, 12/1/23	250,000	248,750
		500,611
Gaming: 1.2%
Affinity Gaming LLC, 5.000%, 7/1/23	248,750	250,305
Health Care Providers & Services: 2.3%
Press Ganey Holdings, Inc., 4.250%, 12/31/23	250,000	251,250
Prospect Medical Holdings, Inc., 7.000%, 6/1/22	248,750	244,397
		495,647
Health Services: 4.6%
Acadia Healthcare, 3.750%, 2/16/23	247,500	249,356
American Renal Holdings, Inc., 4.750%, 8/20/19	248,671	248,671
Concentra Operating Corp., 4.001%, 6/1/22	248,737	249,359
Envision Healthcare Corp., 4.000%, 11/17/23	247,503	249,825
		997,211
Hotels: 1.1%
Belmond Hotels, 4.000%, 3/19/21	247,455	247,455
Investments & Miscellaneous Financial Services: 1.2%
Russell Investment Management Company, 6.750%, 4/14/23	248,750	252,481
Media - Broadcast: 3.4%
Lions Gate Entertainment Corp., 3.750%, 10/13/23	250,000	251,250
RCN Business, 3.750%, 12/11/23	250,000	251,527
Univision Communications, Inc, 4.000%, 3/1/20	246,674	247,863
		750,640
Media - Cable: 1.2%
Wide Open West, 4.500%, 8/5/23	249,375	251,824
Media - Services: 1.7%
Match Group, Inc., 7.000%, 11/16/22	109,375	110,879
Nielsen Finance, 3.031%, 10/4/23	250,000	252,605
		363,484
Metals & Mining: 1.1%
JMC Steel, 6.000%, 6/7/21	248,750	250,616
Non-Food & Drug Retailers: 4.4%
G-III Apparel Group Ltd., 6.250%, 10/5/22	214,286	214,286
Men’s Wearhouse, 4.500%, 3/11/21	249,325	249,014
PetCo Animal Supplies, Inc., 5.000%, 1/31/23	248,125	249,189
PetSmart, Inc., 4.000%, 3/10/22	244,975	245,587
		958,076
Oil Refining & Marketing: 1.1%
Gulf Finance, 6.250%, 8/25/23	249,375	249,998
Other Industrial & Manufacturing: 3.2%
Rexnord LLC, 3.750%, 8/21/23	211,226	211,965
WTG Holdings Corp., 4.750%, 1/15/21	299,229	300,913
XPO Logistics, Inc., 4.250%, 10/30/21	181,427	183,639
		696,517
Packaging: 1.0%
Berry Plastics Corp., 3.750%, 10/1/22	214,258	216,267

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL SENIOR FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

	Principal	Value
Pharmaceuticals: 1.2%
Pharmaceutical Product Development LLC, 4.250%, 8/18/22	249,367	251,923
Pharmaceuticals & Devices: 3.4%
Alere, Inc., 4.250%, 6/20/22	248,737	248,426
Endo Pharmaceuticals, Inc., 3.750%, 9/26/22	247,500	248,562
Valeant Pharmaceuticals, Inc., 4.500%, 2/13/19	239,375	239,016
		736,004
Printing & Publishing: 1.1%
Tribune Media Co., 3.770%, 12/27/20	246,867	248,657
Restaurants: 1.2%
Landry’s, Inc., 4.000%, 10/4/23	250,000	252,278
Semiconductors & Semiconductor Equipment: 1.2%
Tessera Holding Corp., 4.000%, 10/25/23	250,000	252,033
Software/Services: 3.8%
First Data Corp., 3.468%, 3/24/21	360,790	364,849
Premiere Global Services, Inc., 7.500%, 5/2/22	240,602	234,136
Zayo Group, 3.750%, 5/6/21	225,333	227,618
		826,603
Support - Services: 4.6%
Advanced Disposal Services, Inc., 3.500%, 11/10/23	246,667	248,672
KAR Auction Services, Inc., 4.370%, 3/9/23	248,125	251,227
ServiceMaster Clean, 3.270%, 11/3/23	250,000	250,625
TruGreen, 6.500%, 3/29/23	248,750	251,859
		1,002,383
Telecom - Integrated/Services: 6.8%
Altice US Finance Corp., 3.882%, 1/15/25	248,125	250,606
Frontier Communications Corp., 3.030%, 3/31/21	243,671	235,142
Global Eagle Entertainments, Inc., 7.000%, 12/22/22	250,000	245,000
Level 3 Financing, Inc., 4.000%, 1/15/20	250,000	253,250
Numericable-SFR, 4.038%, 1/14/25	250,000	251,938
Telesat Canada, 4.500%, 11/30/23	250,000	253,203
		1,489,139
Telecom - Wireless: 1.1%
FairPoint Communications, Inc., 7.500%, 2/14/19	247,429	249,518
Total Bank Loans (cost $17,210,364)		17,516,768

Corporate Bonds: 9.4%
Chemical Companies: 0.4%
Valvoline, Inc., 5.500%, 7/15/24(b)	90,000	93,150
Chemicals: 0.5%
CF Industries, Inc., 7.125%, 5/1/20	100,000	109,000
Computer Hardware: 0.5%
Diamond 1 Finance Corp., 5.875%, 6/15/21(b)	100,000	106,361
Diversified Capital Goods: 0.5%
WESCO Distribution, Inc., 5.375%, 6/15/24(b)	100,000	100,250

	Principal	Value
Electric - Generation: 0.5%
Dynegy, Inc., 6.750%, 11/1/19	110,000	111,925
Energy - Exploration & Production: 0.5%
Continental Resources, Inc., 5.000%, 9/15/22	100,000	100,939
Gas Distribution: 1.7%
AmeriGas Partners, L.P., 5.500%, 5/20/25	115,000	116,150
Sunoco, L.P., 6.250%, 4/15/21	100,000	101,875
Tallgrass Energy Partners, L.P., 5.500%, 9/15/24(b)	145,000	143,912
		361,937
Hospitals: 1.7%
HCA Holdings, Inc., 7.500%, 2/15/22	125,000	141,875
Tenet Healthcare Corp., 4.350%, 6/15/20	225,000	226,125
		368,000
Investments & Miscellaneous Financial
Services: 0.5%
E*Trade Financial Corp., 5.375%, 11/15/22	100,000	105,803
Media - Cable: 0.5%
CSC Holdings, Inc., 8.625%, 2/15/19	100,000	110,500
Support - Services: 1.4%
CoreCivic, Inc., 4.125%, 4/1/20	110,000	109,725
West Corp., 4.750%, 7/15/21(b)	200,000	204,500
		314,225
Telecom - Integrated/Services: 0.7%
Frontier Communications Corp., 10.500%, 9/15/22	155,000	162,952
Total Corporate Bonds (cost $2,023,531)		2,045,042

	Shares	Value
Short-Term Investments: 10.7%
Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.39%(c)	2,321,931	2,321,931
Total Short-Term Investments (cost $2,321,931)		2,321,931

Total Investments - 100.7% (cost $21,555,826)		21,883,741
Liabilities in Excess of Other Assets (0.7)%		(152,630)
Net Assets: 100.0%		21,731,111

(a)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2016, the value of these investments was $648,173, or 3.0% of total net assets.

(c)	Rate reported is the current yield as of December 31, 2016.

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL SENIOR FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:
Cost of investments	21,555,826
Gross unrealized appreciation	332,866
Gross unrealized depreciation	(4,951)
Net unrealized appreciation	$327,915

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Country Exposure (as a percentage of total investments)
United States	100 00%

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2016 (UNAUDITED)

	Penn Capital Small/Mid Cap Equity Fund	Penn Capital Small Cap Equity Fund	Penn Capital Opportunistic High Yield Fund	Penn Capital Senior Floating Rate Income Fund
Assets
Investments, at fair value (1)	$10,330,103	$13,526,514	$8,542,567	$21,883,741
Receivables:
Dividends and interest	2,125	316	154,942	163,353
Advisor reimbursement due	1,722	—	12,730	2,873
Fund shares sold	—	1,568,000	—	—
Cash	—	470	—	—
Investments sold	—	—	37,792	1,516,553
Prepaid expenses	12,631	16,697	11,726	14,319
Total assets	10,346,581	15,111,997	8,759,757	23,580,839

Liabilities
Payables:
Investments purchased	—	330,355	—	1,747,083
Fund shares redeemed	2	7	7	7
Investment advisory fees (See Note 3)	—	2,996	—	—
Accrued expenses:
Professional fees	24,136	30,029	26,063	27,601
Administration fees	22,312	18,691	30,465	28,132
Transfer agent fees and expenses	11,513	4,402	6,992	18,011
Trustee fees and expenses	2,261	1,993	1,637	3,582
Distribution and service fees	40	40	35	40
Other accrued expenses	22,839	24,947	30,946	25,272
Total liabilities	83,103	413,460	96,145	1,849,728
Net assets	$10,263,478	$14,698,537	$8,663,612	$21,731,111

Composition of Net Assets
Paid-in capital	$9,095,864	$13,216,242	$8,229,575	$21,329,254
Accumulated net investment income (loss)	(24,795)	(7,730)	(3,729)	4,302
Accumulated net realized gain (loss) on investments	6,460	194,398	(22,409)	69,640
Net unrealized appreciation (depreciation) on investments	1,185,949	1,295,627	460,175	327,915
Net assets	$10,263,478	$14,698,537	$8,663,612	$21,731,111

Institutional Class
Net assets applicable to outstanding shares	$10,263,478	$14,698,537	$8,663,612	$21,731,111
Shares of beneficial interest outstanding, no par value, unlimited authorization	925,637	1,295,801	833,013	2,130,012
Net asset value per share outstanding	$11.09	$11.34	$10.40	$10.20

Investor Class(2)
Net assets applicable to outstanding shares	$—	$—	$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—	—	—
Net asset value per share outstanding	$—	$—	$—	$—

(1)	Investment in securities at cost.	$9,144,154	$12,230,887	$8,082,392	$21,555,826

(2)	No information is provided for Investor Share Class shares because shares of that Class had not yet been issued as of December 31, 2016.

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL FUNDS TRUST
STATEMENTS OF OPERATIONS (Unaudited)

			Penn Capital	Penn Capital
	Penn Capital	Penn Capital	Opportunistic	Senior Floating
	Small/Mid Cap	Small Cap	High Yield	Rate
	Equity Fund	Equity Fund	Fund	Income Fund
	July 1, 2016 -	July 1, 2016 -	July 1, 2016 -	July 1, 2016 -
	December 31,	December 31,	December 31,	December 31,
Investment Income (Loss)	2016	2016	2016	2016
Income
Dividends*	$50,461	$43,117	$1,530	$—
Interest	258	256	330,008	501,133
Other income	—	—	644	—
Total income	50,719	43,373	332,182	501,133

Expenses
Investment advisory fees	44,867	44,539	29,177	70,828
Administration and accounting	33,047	28,482	49,817	51,993
Professional fees	20,290	16,571	18,998	26,774
Transfer agent expense	13,947	7,192	7,682	17,203
Compliance fees	8,222	8,222	8,222	8,222
Registration	6,103	5,246	7,801	6,103
Insurance	5,306	1,748	2,284	10,329
Shareholder communication	3,907	3,831	4,083	4,109
Custodian	3,737	4,988	4,369	3,280
Trustees	3,335	3,127	2,862	6,607
Shareholder servicing fees	40	40	35	40
Total expenses	142,801	123,986	135,330	205,488
Expense waiver and reimbursement from Advisor	(89,958)	(72,883)	(104,884)	(129,527)
Net expenses	52,843	51,103	30,446	75,961
Net investment income (loss)	(2,124)	(7,730)	301,736	425,172

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	55,922	712,433	151,142	131,391
Net change in unrealized appreciation (depreciation)	1,313,841	722,641	265,266	229,162
Net realized and unrealized gain (loss) on investments	1,369,763	1,435,074	416,408	360,553
Net increase (decrease) in net assets resulting from operations	$1,367,639	$1,427,344	$718,144	$785,725

* Foreign taxes withheld	$92	$88	$361	$—

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Penn Capital		Penn Capital
	Small/Mid Cap		Small Cap
	Equity Fund		Equity Fund
		Period from		Period from
		December 1, 2015(a)		December 18, 2015(a)
	July 1, 2016 -	through	July 1, 2016 -	through
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$(2,124)	$(29,177)	$(7,730)	$(13,547)
Net realized gain (loss) on investments	55,922	(240,806)	712,433	345,994
Net change in unrealized appreciation (depreciation)	1,313,841	(127,892)	722,641	572,986
Net increase (decrease) in net assets resulting from operations	1,367,639	(397,875)	1,427,344	905,433

Dividends and distributions to shareholders
From net investment income
Institutional Class	—	—	—	—
From realized gain
Institutional Class	—	—	(850,482)	—
Total dividends and distributions to shareholders	—	—	(850,482)	—

Capital share transactions (Note 6)
Net proceeds from sale of shares	4,471	234,411	5,912,889	7,665,602
Proceeds from Transfer In-Kind	—	10,547,899	—	—
Dividends and distributions reinvested	—	—	845,459	—
Cost of shares redeemed	(570,317)	(922,750)	(1,191,050)	(16,658)
Net increase (decrease) in net assets resulting from capital share transactions	(565,846)	9,859,560	5,567,298	7,648,944
Net increase (decrease) in net assets	801,793	9,461,685	6,144,160	8,554,377

Net Assets
Beginning of period	9,461,685	—	8,554,377	—
End of period	$10,263,478	$9,461,685	$14,698,537	$8,554,377
Accumulated net investment income (loss) at the end of period	$(24,795)	$(29,177)	$(7,730)	$(13,547)

(a)	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

Penn Capital		Penn Capital
Opportunistic		Senior Floating Rate
High Yield Fund		Income Fund
	Period from		Period from
	December 1, 2015(a)		December 1, 2015(a)
July 1, 2016 -	through	July 1, 2016 -	through
December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016

$301,736	$246,285	$425,172	$259,411
151,142	(168,020)	131,391	33,413

265,266	194,909	229,162	98,753

718,144	273,174	785,725	391,577

(347,751)	(203,999)	(483,182)	(197,099)

—	—	(95,164)	—

(347,751)	(203,999)	(578,346)	(197,099)

388,920	2,234,772	3,293,616	18,362,260
—	5,612,139	—	—
324,913	189,623	575,627	197,099
(263,486)	(262,837)	(970,635)	(228,713)

450,347	7,773,697	2,898,608	18,330,646
820,740	7,842,872	3,105,987	18,525,124

7,842,872	—	18,625,124	100,000
$8,663,612	$7,842,872	$21,731,111	$18,625,124

$(3,729)	$42,286	$4,302	$62,312

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL FUNDS TRUST
FINANCIAL HIGHLIGHTS (Unaudited)

	Per Common Share Data(a)											Supplemental data and ratios
		Income from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses)	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (in 000’s)	Ratio of expenses to average net assets, including waivers and reimbursement(b)	Ratio of expenses to average net assets, excluding waivers and reimbursement(b)	Ratio of net investment income (loss) to average net assets, including waivers and reimbursement(b)	Ratio of net investment income (loss) to average net assets, excluding waivers and reimbursement(b)	Portfolio turnover rate(c)
Penn Capital
Small/Mid Cap
Equity Fund
Institutional Class
7/1/16 to 12/31/16	$9.65	—	‡	1.44	1.44	—	—	—	$11.09	15.04	%(d)	$10,263	1.06%	2.87%	(0.04)%	(1.85)%	53	%(d)
12/1/15(e) to 6/30/16	$10.00	(0.03)		(0.32)	(0.35)	—	—	—	$9.65	(3.50	)%(d)	$9,462	1.06%	3.74%	(0.53)%	(3.21)%	70	%(d)

Penn Capital
Small Cap
Equity Fund
Institutional Class
7/1/16 to 12/31/16	$10.32	—	‡	1.83	1.83	—	(0.81)	(0.81)	$11.34	17.68	%(d)	$14,699	1.09%	2.64%	(0.17)%	(1.72)%	67	%(d)
12/18/15(e) to 6/30/16	$10.00	(0.02)		0.34	0.32	—	—	—	$10.32	3.20	%(d)	$8,554	1.09%	5.63%	(0.48)%	(5.02)%	102	%(d)

Penn Capital
Opportunistic
High Yield Fund
Institutional Class
7/1/16 to 12/31/16	$9.95	0.37		0.51	0.88	(0.43)	—	(0.43)	$10.40	8.97	%(d)	$8,664	0.72%	3.20%	7.14%	4.66%	41	%(d)
12/1/15(e) to 6/30/16	$10.00	0.35		(0.10)	0.25	(0.30)	—	(0.30)	$9.95	2.66	%(d)	$7,843	0.72%	5.14%	6.34%	1.92%	62	%(d)

Penn Capital
Senior Floating Rate
Income Fund
Institutional Class
7/1/16 to 12/31/16	$10.09	0.21		0.19	0.40	(0.24)	(0.05)	(0.29)	$10.20	3.97	%(d)	$21,731	0.74%	2.00%	4.14%	2.88%	53	%(d)
12/1/15(e) to 6/30/15	$10.00	0.14		0.06	0.20	(0.11)	—	(0.11)	$10.09	1.99	%(d)	$18,625	0.74%	2.77%	2.56%	0.53%	43	%(d)

*	No information is provided for Investor Class shares because shares of that Class had not yet been issued as of December 31, 2016.

‡	Less than one cent per share.

(a)	Information presented related to a share outstanding for the entire period.

(b)	Annualized for periods less than one full year.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Not annualized.

(e)	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2016 (UNAUDITED)

1. Organization

PENN Capital Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust consists of four series: the Penn Capital Small/Mid Cap Equity Fund, the Penn Capital Small Cap Equity Fund, the Penn Capital Opportunistic High Yield Fund and the Penn Capital Senior Floating Rate Income Fund (collectively referred to as the “Funds” and each individually referred to as a “Fund”). The Funds follow the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services- Investment Companies.”

The Penn Capital Small/Mid Cap Equity Fund and Penn Capital Small Cap Equity Fund’s investment objective is to seek to provide capital appreciation.

A privately offered fund managed by Penn Capital Management Company, Inc. (the “Advisor”) reorganized into the Penn Capital Small/Mid Cap Equity Fund after the close of business on November 30, 2015, with the Penn Capital Small/Mid Cap Equity Fund commencing operations on December 1, 2015. The reorganization consisted of the transfer of the assets and stated liabilities of the private fund to the Penn Capital Small/Mid Cap Equity Fund in exchange for Institutional Class shares of the Penn Capital Small/Mid Cap Equity Fund, which were then distributed to the private fund partners. The reorganization was non-taxable, whereby the Fund issued 1,054,790 shares. The fair value and cost of securities, for tax purposes, received by the Fund was $10,185,471 and $10,120,793 respectively. In addition, the Fund received $362,428 of cash. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value.

The Penn Capital Small Cap Equity Fund commenced operations on December 18, 2015.

The Penn Capital Opportunistic High Yield Fund’s investment objective is to seek to provide total return through interest income and capital appreciation.

A privately offered fund managed by the Advisor reorganized into the Penn Capital Opportunistic High Yield Fund after the close of business on November 30, 2015, with the Penn Capital Opportunistic High Yield Fund commencing operations on December 1, 2015. The reorganization consisted of the transfer of the assets and stated liabilities of the private fund to the Penn Capital Opportunistic High Yield Fund in exchange for Institutional Class shares of the Penn Capital Opportunistic High Yield Fund, which were then distributed to the private fund partners. The reorganization was non-taxable, whereby the Fund issued 561,214 shares. The fair value and cost of securities, for tax purposes, received by the Fund was $4,879,311. Certain investments cost basis were adjusted to the limitation of built in losses for tax purposes. In addition, the Fund received $732,828 of cash, receivables and accrued interest. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value.

The Penn Capital Senior Floating Rate Income Fund’s investment objective is to seek to provide current income. The Penn Capital Senior Floating Rate Income Fund commenced operations on December 1, 2015.

Each Fund’s investment objective is non-fundamental, and may be changed by the Trust’s Board of Trustees (the “Board” or “Trustees”) without shareholder approval. Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are nonfundamental. The Advisor serves as the investment advisor to the Funds.

The Trust offers two classes of shares of each Fund: Institutional Class and Investor Class. No information is provided in this report for Investor Class shares because shares of that class had not yet been issued as of December 31, 2016. Neither class has a front-end or back-end sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2016 (UNAUDITED)

A. Investment Valuation

The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price, or if no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the most recent quoted bid price. Futures contracts are valued at the daily quoted settlement prices. Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its NAV at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange. If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2016 (UNAUDITED)

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	unadjusted quoted prices in active markets for identical securities that the Funds have the ability to access

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of December 31, 2016 in valuing each Fund’s investments:

Penn Capital Small/Mid Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ . 9,685,722	$—	$—	$9,685,722
Real Estate Investment Trusts (REITs)	514,503	—	—	514,503
Short-Term Investments	129,878	—	—	129,878
Total Investments in Securities	$10,330,103	$—	$—	$10,330,103

Penn Capital Small Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,860,286	$—	$—	$12,860,286
Real Estate Investment Trusts (REITs)	161,001	—	—	161,001
Short-Term Investments	505,227	—	—	505,227
Total Investments in Securities	$13,526,514	$—	$—	$13,526,514

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2016 (UNAUDITED)

Penn Capital Opportunistic High Yield Fund
Investments in Securities(a)	Level 1	Level 2		Level 3	Total
Corporate Bonds	$—	$	. 8,217,138	$—	$8,217,138
Convertible Bonds	—		74,219	—	74,219
Common Stocks	3,494		—	43	3,537
Convertible Preferred Stocks	25,470		—	—	25,470
Preferred Stocks	—		—	38	38
Warrants	—		1,358	—	1,358
Short-Term Investments	220,807		—	—	220,807
Total Investments in Securities	$249,771	$	. 8,292,715	$81	$8,542,567

Penn Capital Senior Floating Rate Income Fund
Investments in Securities(a)	Level 1	Level 2		Level 3	Total
Bank Loans	$—		$17,516,768	$—	$17,516,768
Corporate Bonds	—		2,045,042	—	2,045,042
Short-Term Investments	2,321,931		—	—	2,321,931
Total Investments in Securities	$2,321,931		$19,561,810	$—	$21,883,741

(a)	All other industry classifications are identified in the Schedule of Investments for each Fund.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of December 31, 2016:

	Fair value as of
	December 31,	Valuation	Unobservable
Type of Assets	2016	Techniques(s)	Input
Penn Capital Opportunistic High Yield Fund Preferred Stock
ACC Claims Holdings LLC.	$43	Broker Quote(a)	—
Spanish Broadcasting Systems, Inc.	38	Broker Quote(a)	—

(a)	Unaudited.

The following table reconciles Level 3 investments based on the inputs used to determine fair value:

								Change in
								Unrealized
								Appreciation/
								Depreciation
								from
						Change in		Investments
	Balance as					Unrealized	Balance as of	Held as of
	of July 1,			Accretion of	Net Realized	Appreciation	December 31,	December 31,
	2016	Purchases	Sales	Discount	Gain (Loss)	(Depreciation)	2016	2016
Penn Capital Opportunistic High Yield
Fund Preferred Stock

ACC Claims Holdings LLC.	$73	$—	$—	$—	$—	$(30)	$43	$(30)

Spanish Broadcasting Systems, Inc.	496	—	—	—	—	(458)	38	(458)

The Funds disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended December 31, 2016.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2016 (UNAUDITED)

B. Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C. Expenses

The Trust’s expenses are allocated to the individual Fund in proportion to the net assets of the respective Fund when the expenses were incurred, except where direct allocations of expenses can be made.

D. Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E. Dividends and Distributions

Dividends and distributions to Shareholders are recorded on the ex-date. The Penn Capital Opportunistic High Yield Fund and the Penn Capital Senior Floating Rate Income Fund declare and distribute their net investment income, if any, monthly and make distributions of their net realized capital gains, if any, at least annually, usually in December. The Penn Capital Small/Mid Cap Equity Fund and the Penn Capital Small Cap Equity Fund declare and distribute their net investment income, if any, annually and make distributions of net realized capital gains, if any, at least annually, usually in December.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that income or realized gains (losses) were recorded by each Fund.

F. Federal Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period and have no provision for taxes in the financial statements. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

G. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and each Fund. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and considers the risk of loss to be remote.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2016 (UNAUDITED)

3. Agreements and Related Party Transactions
Investment Advisory Agreement

The Trust has entered into an investment advisory agreement with the Advisor. Under the terms of the agreement, each Fund pays the Advisor a fee, payable at the end of each month, at an annual rate, set forth in the table below, of the respective Fund’s average daily net assets.

Penn Capital Small/Mid Cap Equity Fund	0.90%
Penn Capital Small Cap Equity Fund	0.95%
Penn Capital Opportunistic High Yield Fund	0.69%
Penn Capital Senior Floating Rate Income Fund	0.69%

The Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the total annual operating expenses of the Funds (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. The expense limitation agreement will remain in place through October 30, 2017. Thereafter, the expense limitation agreement for the Funds will be reviewed annually by the Advisor and the Board.

	Institutional	Investor
	Class	Class
Penn Capital Small/Mid Cap Equity Fund	1.06%	1.31%
Penn Capital Small Cap Equity Fund	1.09%	1.34%
Penn Capital Opportunistic High Yield Fund	0.72%	0.97%
Penn Capital Senior Floating Rate Income Fund	0.74%	0.99%

Any waived or reimbursed expenses by the Advisor to the Funds are subject to repayment by a Fund in the three fiscal years following the fiscal year in which the payment was made, provided that the respective Fund is able to make the repayment without exceeding the Fund’s expense limitation in place when the fees were waived or expenses paid. The Advisor’s waived fees and paid expenses that are subject to potential recoupment are as follows:

	Amount			Amount
	Waived/			Subject to
	Expenses		Amount	Potential
Fiscal Year Incurred	Assumed		Recouped	Recoupment	Expiration Date
Penn Capital Small/Mid Cap Equity Fund
June 30, 2016		$.146,572	$—	$146,572	June 30, 2019
June 30, 2017		89,958	—	89,958	June 30, 2020
Total	$	. 236,530	$—	$236,530
Penn Capital Small Cap Equity Fund
June 30, 2016		$.128,464	$—	$128,464	June 30, 2019
June 30, 2017		72,883	—	72,883	June 30, 2020
Total	$	. 201,347	$—	$201,347
Penn Capital Opportunistic High Yield Fund
June 30, 2016		$.171,803	$—	$171,803	June 30, 2019
June 30, 2017		104,884	—	104,884	June 30, 2020
Total	$	. 276,687	$—	$276,687
Penn Capital Senior Floating Rate Income Fund
June 30, 2016		$.205,304	$—	$205,304	June 30, 2019
June 30, 2017		129,527	—	129,527	June 30, 2020
Total	$	. 334,831	$—	$334,831

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2016 (UNAUDITED)

Certain Officers and Trustees of the Funds are also Officers of the Advisor.

The Trust has engaged Foreside Fund Officers Services, LLC to provide compliance services including the appointment of the Trust’s Chief Compliance Officer and Anti-Money Laundering Officer.

Distribution Agreement

Foreside Fund Services, LLC is the Trust’s distributor and principal underwriter (“the Distributor”). The Trust has adopted a plan of distribution under Rule 12b-1 of the 1940 Act applicable to the Investor Class. Under the plan, 12b-1 distribution fees at an annual rate of 0.25% of average daily net assets of Investor Class shares are paid to the Distributor or others for distribution and shareholder services. For the period ended December 31, 2016, there were no distribution fees paid under the plan because the Investor Class shares had not yet been issued as of December 31, 2016.

The Trust has engaged U.S. Bancorp Fund Services, LLC to serve as the Funds’ administrator, fund accountant, and transfer agent. The Trust has engaged U.S. Bank, N.A. to serve as the Funds’ custodian.

4. Federal Tax Information

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), undistributed net realized gain (loss) and additional paid-in capital.

The Funds intend to utilize capital loss carryforwards to offset future realized capital gains. Capital loss carryforwards available for federal income tax purposes are as follows:

	Capital Loss	Short-Term	Long-Term
	Available	Capital Loss	Capital Loss
	Through	Amounts	Amounts
Penn Capital Small/Mid Cap Equity Fund	Unlimited	$142,159	$148,206
Penn Capital Small Cap Equity Fund	Unlimited	—	—
Penn Capital Opportunistic High Yield Fund	Unlimited	101,044	72,190
Penn Capital Senior Floating Rate Income Fund	Unlimited	—	—

Additionally, at June 30, 2016, the Funds deferred on a tax basis losses as follows:

	Capital	Ordinary Late
	Loss	Year Loss
Penn Capital Small/Mid Cap Equity Fund	$—	$22,671
Penn Capital Small Cap Equity Fund	—	—
Penn Capital Opportunistic High Yield Fund	—	—
Penn Capital Senior Floating Rate Income Fund	—	—

Aregulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2016 (UNAUDITED)

The character of distributions for tax purposes paid during the period ended December 31, 2016 is as follows:

	Ordinary		Long-Term
	Income		Capital Gain
	Distributions		Distributions
Penn Capital Small/Mid Cap Equity Fund	$—		$—
Penn Capital Small Cap Equity Fund	850,482	(a)	—
Penn Capital Opportunistic High Yield Fund	347,751		—
Penn Capital Senior Floating Rate Income Fund	578,346	(b)	—

(a)	Includes short-term capital gain distributions of $850,482.

(b)	Includes short-term capital gain distributions of $95,164.

The character of distributions for tax purposes paid during the period ended June 30, 2016 is as follows:

	Ordinary	Long-Term
	Income	Capital Gain
	Distributions	Distributions
Penn Capital Small/Mid Cap Equity Fund	$—	$—
Penn Capital Small Cap Equity Fund	—	—
Penn Capital Opportunistic High Yield Fund	203,999	—
Penn Capital Senior Floating Rate Income Fund	197,099	—

5. Investment Transactions

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended December 31, 2016, were as follows:

	Purchases	Sales
Penn Capital Small/Mid Cap Equity Fund	$5,178,410	$5,646,764
Penn Capital Small Cap Equity Fund	9,491,052	6,345,459
Penn Capital Opportunistic High Yield Fund	3,630,928	3,350,226
Penn Capital Senior Floating Rate Income Fund	12,286,893	10,305,767

6. Capital Share Transactions

			Penn Capital	Penn Capital
	Penn Capital	Penn Capital	Opportunistic	Senior Floating
	Small/Mid Cap	Small Cap	High Yield	Rate Income
	Equity Fund	Equity Fund	Fund	Fund
	July 1, 2016 –	July 1, 2016 –	July 1, 2016 –	July 1, 2016 –
	December 31,	December 31,	December 31,	December 31,
	2016	2016	2016	2016
Institutional Class Shares
Shares sold	434	501,240	38,553	322,718
Shares sold to holders in reinvestment of dividends	—	74,359	31,871	56,612
Shares redeemed	(55,773)	(108,891)	(25,862)	(94,839)
Net increase (decrease)	(55,339)	466,708	44,562	284,491

Institutional Amount
Shares sold	$4,471	$5,912,889	$388,920	$3,293,616
Shares sold to holders in reinvestment of dividends	—	845,459	324,914	575,627
Shares redeemed	(570,317)	(1,191,050)	(263,486)	(970,635)
Net increase (decrease)	$(565,846)	$5,567,298	$450,348	$2,898,608

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2016 (UNAUDITED)

			Penn Capital	Penn Capital
	Penn Capital	Penn Capital	Opportunistic	Senior Floating
	Small/Mid Cap	Small Cap	High Yield	Rate Income
	Equity Fund	Equity Fund	Fund	Fund
	Period from	Period from	Period from	Period from
	December 1,	December 18,	December 1,	December 1,
	2015(a) through	2015(a) through	2015(a) through	2015(a) through
	June 30, 2016	June 30, 2016	June 30, 2016	June 30, 2016
Institutional Class Shares
Shares sold	25,535	830,761	234,868	1,838,636
Shares sold to holders in transfer-in-kind	1,054,790	—	561,214	—
Shares sold to holders in reinvestment of dividends	—	—	19,609	19,675
Shares redeemed	(99,349)	(1,668)	(27,240)	(22,790)
Net increase	980,976	829,093	788,451	1,835,521

Institutional Amount
Shares sold	$234,411	$7,665,602	$2,234,772	$18,362,260
Shares sold to holders in transfer-in-kind	10,547,899	—	5,612,139	—
Shares sold to holders in reinvestment of dividends	—	—	189,623	197,099
Shares redeemed	(922,750)	(16,658)	(262,837)	(228,713)
Net increase	$9,859,560	$7,648,944	$7,773,697	$18,330,646

(a)	Commencement of operations.

7. Line of Credit

The Penn Capital Senior Floating Rate Income Fund has entered into a Credit Agreement for a line of credit equal to the lesser of (i) $3.0 Million, (ii) 20% of the gross market value of the Fund or (iii) 33.3% of the net market value of the Fund. Borrowings pursuant to the agreement are collateralized by the investments in the Fund. The line of credit is intended to provide short term financing, if necessary, in connection with shareholder redemptions. The Fund did not utilize any borrowings under the line of credit for the period ended December 31, 2016.

8. Recent Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X which set forth the form and content of financial statements. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

9. Subsequent Events:

Except as disclosed above, as of the date the financial statements were available to be issued, Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

PENN CAPITAL FUNDS TRUST
ADDITIONAL INFORMATION
DECEMBER 31, 2016 (UNAUDITED)

Trustee and Officer Compensation

The Trust does not compensate any of its Trustees who are interested persons nor any of its officers. For the period ended December 31, 2016, the aggregate compensation paid by the Trust to the independent Trustees was $18,000. The Trust did not pay any special compensation to any of its Trustees or officers. The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling 844-302-7366.

Proxy Voting Policies

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities owned by that Fund is available: (1) without charge, upon request, by calling 844-302-7366; (2) in the Statement of Additional Information on the Trust’s website www.penncapitalfunds.com; and (3) on the SEC’s website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling 844-302-7366 and (2) on the SEC’s website at www.sec.gov.

Form N-Q

Each Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available without charge by visiting the SEC’s website at www.sec.gov. In addition, you may review and copy each Fund’s Forms N-Q at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the transfer agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call (844) 302-7366 to request individual copies of these documents. The transfer agent will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PENN Capital Funds Trust

By (Signature and Title)       /s/ Richard A. Hocker
 Richard A. Hocker, President

Date          2/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Richard A. Hocker
Richard A. Hocker, President

Date          2/24/17

By (Signature and Title)      /s/ Gerald McBride
Gerald McBride, Treasurer

Date          2/24/17